EMPLOYEE BENEFITS EXPENSE	12 Months Ended
Dec. 31, 2017
EMPLOYEE BENEFITS EXPENSES
EMPLOYEE BENEFITS EXPENSE

19.       EMPLOYEE BENEFITS EXPENSE

	For the years ended December 31,
	2017	2016	2015
Salaries and wages	$9,244,473	$10,155,918	$8.688,806
Pension plan and employment insurance	509,966	583,093	517,592
Contribution to defined contribution pension plan	194,123	209,494	279,968
Health benefits	613,918	810,609	744,297

Cash-based employee expenses	10,562,480	11,759,114	10,230,663

Share-based payments	2,484,542	1,810,111	4,114,165

Total employee expenses	$13,047,022	$13,569,225	$14,344,828